Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 82,165,273	$ 100,484,576
Investments, at fair value	7,501,155	31,942,458
Prepaid expenses and deposits	1,445,711	2,179,057
Sales taxes recoverable	3,144,288	1,807,182
Other assets	76,303	107,376
Total current assets	94,332,730	136,520,649
Non-current assets
Exploration and evaluation assets	8,936,609	8,525,481
Property and equipment	7,267,014	2,914,459
Right-of-use assets	151,159	97,258
Total non-current assets	16,354,782	11,537,198
Total Assets	110,687,512	148,057,847
Current liabilities
Accounts payable and accrued liabilities	7,000,035	2,573,200
Flow-through share premium	20,063,350	10,129,196
Lease liabilities beginning of year	81,388	54,250
Total current liabilities	27,144,773	12,756,646
Flow-through share premium		12,600,000
Lease liabilities	68,839	46,600
Total non-current liabilities	68,839	12,646,600
Total liabilities	27,213,612	25,403,246
EQUITY
Share capital	229,632,005	181,795,493
Reserves	33,447,210	30,474,764
Deficit	(179,605,315)	(89,615,656)
Total equity	83,473,900	122,654,601
Total Liabilities and Equity	$ 110,687,512	$ 148,057,847